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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X]; Amendment Number:  1

         This Amendment (Check only one.):       [X] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:  028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

 /s/ Eric Salzman                   New York, NY             October 1, 2008
---------------------------     -----------------------    ---------------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     71
                                                            ------------------

Form 13F Information Table Value Total:                               $214,369
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ----------                 -------------------------

         NONE

                                                            RNK Capital LLC
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2008

                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                          Title of          Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                     Class            Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                     SPONSORED ADR  000375204  $538        20,000  SH        Sole                          20,000
------------------------------------------------------------------------------------------------------------------------------------

ALLEGHENY ENERGY, INC.      COM            017361106  $7,828     155,000  SH        Sole                         155,000
------------------------------------------------------------------------------------------------------------------------------------

ALPHA NATURAL RESOURCES,
INC.                        COM            02076X102  $2,780      64,000  SH        Sole                          64,000
------------------------------------------------------------------------------------------------------------------------------------

AMEREN CORPORATION          COM            023608102  $5,285     120,000  SH        Sole                         120,000
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN ELECTRIC POWER
INC                         COM            025537101  $3,608      86,674  SH        Sole                          86,674
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN STATES WATER CO    COM            029899101  $2,930      81,400  SH        Sole                          81,400
------------------------------------------------------------------------------------------------------------------------------------

ANADARKO PETROLEUM CORP     COM            032511107  $567         9,000  SH        Sole                           9,000
------------------------------------------------------------------------------------------------------------------------------------

APACHE CORP.                COM            037411105  $7,189      59,500  SH        Sole                          59,500
------------------------------------------------------------------------------------------------------------------------------------

ARCH CHEMICAL INC           COM            03937R102  $1,490      40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

ARCH COAL INC               COM            039380100  $8,356     192,100  SH    Put Sole                         192,100
------------------------------------------------------------------------------------------------------------------------------------

AVISTA CORP                 COM            05379B107  $2,543     130,000  SH        Sole                         130,000
------------------------------------------------------------------------------------------------------------------------------------

BJ SERVICES CO.             COM            055482103  $1,140      40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

CABOT OIL & GAS CORPORATION COM            127097103  $508        10,000  SH        Sole                          10,000
------------------------------------------------------------------------------------------------------------------------------------

CADIZ INC                   COM NEW        127537207  $1,799     117,000  SH        Sole                         117,000
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA WATER SERVICE
GROUP                       COM            130788102  $2,800      73,395  SH        Sole                          73,395
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                          Title of          Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                     Class            Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
CARRIZO OIL & GAS INC       COM            144577103  $1,482      25,000  SH        Sole                          25,000
------------------------------------------------------------------------------------------------------------------------------------

CASELLA WASTE SYSTEMS INC   CL A           147448104  $437        40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

CENTERPOINT ENERGY, INC.    COM            15189T107  $3,924     275,000  SH        Sole                         275,000
------------------------------------------------------------------------------------------------------------------------------------

CIRCOR INTERNATIONAL INC    COM            17273K109  $3,238      70,000  SH        Sole                          70,000
------------------------------------------------------------------------------------------------------------------------------------

CLEAN HARBORS INC           COM            184496107  $2,340      36,000  SH        Sole                          36,000
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA DE SANEAMENTO
BASICO DO ESTADO DE SAO     SPONSORED
PAULO                       ADR            20441A102  $1,330      30,000  SH        Sole                          30,000
------------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC           COM            20854P109  $9,535     138,800  SH   Call Sole                         138,800
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED WATER CO INC   ORD            G23773107  $2,252     102,215  SH        Sole                         102,215
------------------------------------------------------------------------------------------------------------------------------------

CONTINENTAL RESOURCES, INC  COM            212015101  $6,378     200,000  SH        Sole                         200,000
------------------------------------------------------------------------------------------------------------------------------------

DANAHER CORPORATION
(DELAWARE)                  COM            235851102  $3,041      40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

DEVON ENERGY CORPORATION
(NEW)                       COM New        25179M103  $8,451      81,000  SH        Sole                          81,000
------------------------------------------------------------------------------------------------------------------------------------

FIRST SOLAR, INC.           COM            336433107  $5,779      25,000  SH        Sole                          25,000
------------------------------------------------------------------------------------------------------------------------------------

FLOWSERVE CORPORATION       COM            34354P105  $2,088      20,000  SH        Sole                          20,000
------------------------------------------------------------------------------------------------------------------------------------

FLUOR CORP                  COM            343412102  $5,646      40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

FPL GROUP INC               COM            302571104  $3,451      55,000  SH        Sole                          55,000
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN ELECTRIC INC       COM            353514102  $2,439      71,393  SH        Sole                          71,393
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                          Title of          Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                     Class            Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP          COM            369300108  $6,498     110,000  SH        Sole                         110,000
------------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON COMPANY         COM            406216101  $6,489     165,000  SH        Sole                         165,000
------------------------------------------------------------------------------------------------------------------------------------

HESS CORPORATION            COM            42809H107  $785         8,906  SH        Sole                           8,906
------------------------------------------------------------------------------------------------------------------------------------

IDEX CORPORATION COM STOCK  COM            45167R104  $2,148      70,000  SH        Sole                          70,000
------------------------------------------------------------------------------------------------------------------------------------

ITRON INC                   COM            465741106  $3,158      35,000  SH        Sole                          35,000
------------------------------------------------------------------------------------------------------------------------------------

LAYNE CHRISTENSEN COMPANY   COM            521050104  $1,604      45,808  SH        Sole                          45,808
------------------------------------------------------------------------------------------------------------------------------------

MUELLER WATER PRODUCTS,
INC.                        COM SER A      624758108  $748        91,400  SH        Sole                          91,400
------------------------------------------------------------------------------------------------------------------------------------

MUELLER WATER PRODUCTS,
INC.                        COM SER B      624758207  $545        69,200  SH        Sole                          69,200
------------------------------------------------------------------------------------------------------------------------------------

NABORS INDUSTRIES LTD.      SHS            G6359F103  $1,182      35,000  SH        Sole                          35,000
------------------------------------------------------------------------------------------------------------------------------------

NATIONAL OILWELL VARCO,
INC. COM STOCK              COM            637071101  $292         5,000  SH        Sole                           5,000
------------------------------------------------------------------------------------------------------------------------------------

OCEANEERING INTL INC        COM            675232102  $4,095      65,000  SH        Sole                          65,000
------------------------------------------------------------------------------------------------------------------------------------

PATTERSON-UTI ENERGY, INC.  COM            703481101  $1,309      50,000  SH        Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------

PENTAIR INC                 COM            709631105  $1,595      50,000  SH        Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------

PEPCO HOLDINGS INC          COM            713291102  $1,236      50,000  SH        Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------

PETROQUEST ENERGY, INC.     COM            716748108  $910        52,500  SH        Sole                          52,500
------------------------------------------------------------------------------------------------------------------------------------

PICO HOLDINGS INC           COM NEW        693366205  $937        31,000  SH        Sole                          31,000
------------------------------------------------------------------------------------------------------------------------------------

PNM RESOURCES INC           COM            69349H107  $561        45,000  SH        Sole                          45,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                          Title of          Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                     Class            Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
PPL CORPORATION             COM            69351T106  $2,526      55,000  SH        Sole                          55,000
------------------------------------------------------------------------------------------------------------------------------------

QUANTA SERVICES INC         COM            74762E102  $1,969      85,000  SH        Sole                          85,000
------------------------------------------------------------------------------------------------------------------------------------

QUESTAR CORPORATION         COM            748356102  $2,262      40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

RANGE RESOURCES
CORPORATION                 COM            75281A109  $635        10,000  SH        Sole                          10,000
------------------------------------------------------------------------------------------------------------------------------------

ROPER INDS INC (NEW)        COM            776696106  $5,944     100,000  SH        Sole                         100,000
------------------------------------------------------------------------------------------------------------------------------------

SCANA CORP                  COM            80589M102  $3,658     100,000  SH        Sole                         100,000
------------------------------------------------------------------------------------------------------------------------------------

SCHLUMBERGER LTD            COM            806857108  $5,655      65,000  SH        Sole                          65,000
------------------------------------------------------------------------------------------------------------------------------------

SJW CORP                    COM            784305104  $2,547      89,100  SH        Sole                          89,100
------------------------------------------------------------------------------------------------------------------------------------

SOUTHWESTERN ENERGY CO.     COM            845467109  $2,021      60,000  SH        Sole                          60,000
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                     UNIT SER 1     78462F103  $1,163       8,811  SH        Sole                           8,811
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                     UNIT SER 1     78462F103  $8,182      62,000  SH    Put Sole                          62,000
------------------------------------------------------------------------------------------------------------------------------------

SUNPOWER CORPORATION        COM CL A       867652109  $2,608      35,000  SH        Sole                          35,000
------------------------------------------------------------------------------------------------------------------------------------

SUNTECH POWER HOLDINGS
CO LTD.                     ADR            86800C104  $1,622      40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

TESCO CORPORATION           COM            88157K101  $1,078      45,000  SH        Sole                          45,000
------------------------------------------------------------------------------------------------------------------------------------

TETRA TECH INC (NEW)        COM            88162G103  $1,561      80,000  SH        Sole                          80,000
------------------------------------------------------------------------------------------------------------------------------------

TETRA TECH INC (NEW)        COM            88162G103  $1,736      89,000  SH   Call Sole                          89,000
------------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN INC.             SHS            G90073100  $1,352      10,000  SH        Sole                          10,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                          Title of          Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                     Class            Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
ULTRA PETROLEUM CORP        COM            903914109  $2,328      30,000  SH        Sole                          30,000
------------------------------------------------------------------------------------------------------------------------------------

UNISOURCE ENERGY CORP
HLD CO                      COM            909205106  $2,115      95,000  SH        Sole                          95,000
------------------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL
LT                          COM            G95089101  $11,958    165,000  SH        Sole                         165,000
------------------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL
LT                          COM            G95089101  $3,624      50,000  SH   Call Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------

WHITING PETROLEUM
CORPORATION                 COM            966387102  $394         6,100  SH        Sole                           6,100
------------------------------------------------------------------------------------------------------------------------------------

XTO ENERGY INC.             COM            98385X106  $2,165      35,000  SH        Sole                          35,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $214,369
(in thousands)

